Intangible assets - Allocation of amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 32,457	$ 36,372	$ 32,375
General and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 32,457	$ 36,372	$ 32,375